LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE
Summary of loans receivable

	As of December 31,
	2022	2023
	US$	US$
Total personal loans	57,925	43,346
Allowance for credit losses	(11,263)	(10,973)
Loans receivable, net	46,662	32,373

Schedule of activities in the provision/reversal for credit losses

The activities in the provision/reversal for credit losses for the years ended December 31, 2021, 2022 and 2023, respectively, consisted of the following:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balance	11,259	11,180	11,263
Provision (reversal)	(343)	1,029	(103)
Foreign currency translation adjustments	264	(946)	(187)
Ending balance	11,180	11,263	10,973

Schedule of loans receivable portfolio based on credit quality indicator

	As of December 31,
	2022	2023
	US$	US$
Current	42,757	28,474
1 - 90 days past due	3,719	4,148
91 - 180 days past due	366	212
181 - 360 days past due	3,892	785
361 - 720 days past due	1,913	1,397
Over 720 days past due	5,278	8,330
	57,925	43,346